Debt Obligations, Convertible Senior Unsecured Notes (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2017 USD ($) $ / shares	Oct. 31, 2016 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Jan. 31, 2017 USD ($)
Debt Obligations
Net Carrying Value, Liability Component			$ 2,595,658
Convertible Senior Unsecured Notes
Debt Obligations
Principal amount	$ 143,800	$ 86,300	$ 243,750	$ 86,250	$ 100,000
Additional principal amount					$ 13,800
Interest rate (as a percent)	5.375%	6.50%
Proceeds received, net of estimated issuance costs	$ 139,200	$ 95,800
Percentage of the Notes required to be repurchased if the agreement is fundamentally changed		100.00%
Conversion rate of the notes to common stock, per $1,000 principal amount of notes	107.7122	119.3033	120.465
Conversion price per share of common stock | $ / shares	$ 9.28	$ 8.38	$ 8.30
Maturity period (in years)			2 years 4 months 28 days	2 years 9 months
Unamortized Debt Discount			$ 5,742	$ 2,119
Unamortized Deferred Financing Fees			6,721	3,471
Net Carrying Value, Liability Component			231,287	80,660
Net Carrying Value, Equity Component			6,733	2,179
Total interest expense			10,100	1,900
Interest expense related to cash coupon			7,400	1,400
Deferred fees expensed as interest expense			1,600	300
Debt discount			$ 1,100	$ 200
Cost of the notes (as a percent)			7.96%	7.96%
Convertible Senior Unsecured Notes | Over-Allotment Option
Debt Obligations
Principal amount	$ 18,800	$ 11,300